Restricted Cash (Details)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2019 CNY (¥)	Sep. 25, 2017 USD ($)
Supplemental Cash Flow Elements [Abstract]
Bank deposits used to pledge the bank acceptance notes	$ 695,548
Notes payable	0		$ 908,008
Restricted cash			43,000		¥ 300,000
Non-interest bearing escrow account		[1]	$ 500,000	[1]		$ 500,000

[1]	In connection with its initial public offering, the Company agreed to deposit $500,000 in a non-interest bearing escrow account to satisfy the potential indemnification obligation for two years following September 25, 2017. The Company received the deposit in full during the year ended December 31, 2020.